THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.7%

	Shares	Value
Canada — 1.6%
Canadian Pacific Railway	21,280	$1,637,283

Denmark — 4.2%
Novo Nordisk ADR	25,770	4,101,038

France — 3.8%
LVMH Moet Hennessy Louis Vuitton ADR	20,465	3,760,035

Netherlands — 2.3%
ASML Holding, Cl G	3,265	2,222,518

Switzerland — 1.7%
Nestle ADR	13,678	1,664,476

United States — 85.1%

Communication Services — 3.6%
Alphabet, Cl C *	20,005	2,080,520
Comcast, Cl A	39,561	1,499,757

		3,580,277

Consumer Discretionary — 8.1%
Amazon.com *	36,100	3,728,769
Marriott International, Cl A	8,120	1,348,245
McDonald’s	5,558	1,554,072
NIKE, Cl B	10,960	1,344,134

		7,975,220

Consumer Staples — 9.6%
Altria Group	9,962	444,504
Coca-Cola	34,752	2,155,667
Estee Lauder, Cl A	6,027	1,485,414
PepsiCo	13,345	2,432,793
Philip Morris International	20,174	1,961,922
Procter & Gamble	6,800	1,011,092

		9,491,392

Energy — 9.2%
Chevron	17,622	2,875,206
Enterprise Products Partners	38,300	991,970
EOG Resources	8,900	1,020,207

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2023
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — (continued)

Energy — (continued)
Exxon Mobil	5,000	$548,300
Hess	27,500	3,639,350

		9,075,033

Financials — 15.3%
Berkshire Hathaway, Cl B *	1,744	538,495
BlackRock, Cl A	3,590	2,402,141
Intercontinental Exchange	17,860	1,862,619
JPMorgan Chase	7,484	975,240
Mastercard, Cl A	5,635	2,047,815
Progressive	8,920	1,276,095
S&P Global	6,218	2,143,780
Visa, Cl A	17,075	3,849,730

		15,095,915

Health Care — 8.0%
Abbott Laboratories	22,645	2,293,033
Intuitive Surgical *	4,845	1,237,752
UnitedHealth Group	7,625	3,603,499
Zoetis, Cl A	4,480	745,651

		7,879,935

Industrials — 6.3%
Automatic Data Processing	3,880	863,804
Broadridge Financial Solutions	3,580	524,721
Otis Worldwide	6,475	546,490
Raytheon Technologies	9,501	930,433
Union Pacific	11,128	2,239,622
Verisk Analytics, Cl A	5,520	1,059,067

		6,164,137

Information Technology — 20.9%
Adobe *	2,810	1,082,890
Apple	31,666	5,221,723
Intuit	2,920	1,301,824
Microsoft	31,155	8,981,986
Texas Instruments	21,871	4,068,225

		20,656,648

Materials — 4.1%
Air Products and Chemicals	9,714	2,789,958

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND MARCH 31, 2023
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — (continued)

Materials — (continued)
Sherwin-Williams	5,290	$1,189,033

		3,978,991

		83,897,548

United Kingdom — 1.0%
AstraZeneca PLC ADR	14,000	971,740

TOTAL COMMON STOCK (Cost $36,593,454)		98,254,638

SHORT-TERM INVESTMENT(A) — 0.2%

First America Government Obligations Fund, Cl X, 4.650% (Cost $228,025)	228,025	228,025

TOTAL INVESTMENTS— 99.9% (Cost $36,821,479)		$98,482,663

Percentages are based on Net Assets of $98,601,476.

*	Non-income producing security.
††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Rate shown is the 7-day effective yield as of March 31, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

SAR-QH-001-1900

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